Leases - Summary of Finance Lease Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Capital Leases of Lessor [Abstract]
Current portion of finance lease receivables - net	$ 23,919	¥ 156,069	¥ 45,836
Finance lease receivables - net	$ 60,914	397,467	109,965
Total		¥ 553,536	¥ 155,801